Share-Based Payment	6 Months Ended
Jun. 30, 2026
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT

NOTE 4 – SHARE-BASED PAYMENT:

a.	On December 30, 2025, the Company granted 700,000 options to its directors with an exercise price of $1.07 per option. The options are exercisable to shares in a 1:1 ratio. The options will vest over a period of 3 years. The fair value of the aforesaid options was estimated on their award date at $574,132, using the Black-Scholes pricing model. Set forth below are the parameters used in determining the fair value of the options:

The Company share price ($)	1.07
Exercise price (in $)	1.07
Expected volatility in the Company’s share price	93.65%
Expected life of the warrants (in years)	10
Risk-free interest	3.9%

b.	Set forth below are the movements in options awarded to Company employees and officers in the reporting years:

	For the six-months ended June 30, 2026		For the year ended December 31, 2025
	No. of options	Weighted Average Exercise Price	No. of options	Weighted Average Exercise Price

Outstanding at beginning of year	1,965,378	1.62	1,183,939	2.14
Granted during the year	-	-	806,812	1.17
Exercised during the year	-	-	(3,794)	1.37
Expired and/or forfeited during the year	-	-	(21,579)	13.29
Outstanding at ending of year	1,965,378	1.62	1,965,378	1.62

Exercisable at the end of the year	1,312,930	1.8	944,735	1.79